Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Estimated pre-tax loss to be recognized in earnings during 2012, natural gas	$ (17,000,000)		$ (13,000,000)
Maximum remaining term of existing hedges, years	2 years		2 years
Gains or losses recognized in earnings due to probability that forecasted transactions will not occur, natural gas	0	0	0	0
Maximum remaining term of existing hedges, years	One		one
Estimated pre-tax gain to be recognized in earnings during 2012, foreign currency	3,000,000		3,000,000
Gains or losses recognized in earnings due to probability that forecasted transactions will not occur, foreign currency			0	0
Number of interest-rate swap agreements outstanding			0	0
Charge to earnings due to ineffectiveness of interest-rate swap				$ 0